Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended			24 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2006
Income Tax Reconciliation [Line Items]
Change in AFG's liability for uncertain tax positions	$ 7	$ 16
Operating Loss Carryforwards, Valuation Allowance	50
Income Taxes (Textual) [Abstract]
Statutory rate of income taxes	35.00%
Income (losses) subject to tax in foreign jurisdictions	(31)	(12)	(71)
Total unrecognized tax benefits and related interest that would impact the effective tax rate	51
Penalties accrued	0	0
Decrease in the liability for unrecognized tax benefits	36
Decrease in related accrued interest	15
Cash payments for income taxes	157	196	190	17
Variable Interest Entity, Primary Beneficiary [Member]
Income Tax Reconciliation [Line Items]
AFG's liability for interest related to unrecognized tax benefits	15	12
Change in AFG's liability for uncertain tax positions	7	16
AFG [Member]
Income Tax Reconciliation [Line Items]
Interest included in tax provision	3	2	2
Charge for valuation allowance [Member]
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets	44
Charge for valuation allowance related to prior year losses [Member]
Income Tax Reconciliation [Line Items]
Charge for valuation allowance against deferred tax assets	$ 34